CONSIDERATION RECEIVABLE, NET (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended							0 Months Ended	12 Months Ended						12 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY		Dec. 31, 2013 CNY		Dec. 31, 2012 CNY	Dec. 31, 2014 Suzhou Hezhijia Investment Management Limited [Member] CNY	Feb. 06, 2015 Suzhou Hezhijia Investment Management Limited [Member] Subsequent Event [Member] CNY	Dec. 31, 2014 Taishidian Holding [Member] CNY		Dec. 31, 2013 Taishidian Holding [Member] CNY		Jul. 25, 2013 Taishidian Holding [Member] CNY	Feb. 06, 2015 Taishidian Holding [Member] Subsequent Event [Member] CNY	Dec. 31, 2014 Taishidian Holding [Member] Suzhou Hezhijia Investment Management Limited [Member] CNY	Feb. 06, 2015 Taishidian Holding [Member] Suzhou Hezhijia Investment Management Limited [Member] Subsequent Event [Member] CNY	Jun. 03, 2013 Common Class A [Member]	Dec. 31, 2013 Common Class A [Member]	May 05, 2014 Common Class A [Member] Summit View [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables resulting from disposals		14,000		14,000			110,000	234,500					234,500
Due from SummitView			[1]	67,066	[1]
Due from Taishidian Holding		14,430	[2]	15,410	[2]					[3]	66,894	[3]
Funding due from CEIHL		50,000	[4]		[4]
Receivable resulting from disposal of Taishidian Holding		234,500	[5]	234,500	[5]								143,233	143,233	70,000	70,000
Sub-total		298,500		382,460
Less: allowance for doubtful accounts		(164,700)	[3],[5]	(191,594)	[3],[5]
Total	21,565	133,800		190,866
Number of shares issued																	30,801,128	30,801,128
Number of shares surrendered and cancelled																			16,133,925
Best estimation of recoverable									110,000		110,000
Bad debt provision	24,350	151,080		128,578		306,401	70,000	40,000	124,500		124,500
Consideration receivables written off															40,000

[1]	The balance represented the outstanding consideration receivable from SummitView related to the issuance of 30,801,128 Class A Ordinary Shares of the Company in 2013. As at May 5, 2014, SummitView surrendered and cancelled 16,133,925 Class A Ordinary Shares and the related receivable was reversed accordingly. (see Note 15).
[2]	A provision of RMB 7,808 was made against the amount due from the former shareholder of Jinan WR Career Enhancement due to the remote recoverability.
[3]	Full provision was provided for amount due from Taishidian Holding of RMB 66,894 as of December 31, 2013, as a result of disposal of Taishidian Holding (see Note 24(b)). As of December 31, 2014, the balance was fully written off due to the remote recoverability.
[4]	The balance represented the funding due from CEIHL pursuant to the Restructuring Plan. See Note 14 for details. The entire balance has been collected in February 2015.
[5]	On July 25, 2013, the Group entered in a letter for intent with Kunshan Venture to transfer the equity interest of Taishidian Holding, with consideration of RMB 234,500. The legal title of Taishidian Holding has been transferred to Kunshan Venture in July 2013, and the Group has no continuing involvement in Taishidian Holding since that. Management assessed the recoverable value with best estimation to be approximately RMB 110,000. Bad debt provision of RMB 124,500 was provided for the excessive portion and was included in the disposal loss in 2013. As of February 6, 2015 the receivable balance of RMB 234,500 was transferred to Suzhou Hezhijia Investment Management Limited with consideration of RMB 70,000. Therefore, the difference of RMB 40,000 between the carrying amount of RMB 110,000 and the consideration of RMB 70,000 was recognized as bad debt in 2014. (See Note 24(b)). RMB 40,000 of the consideration has been collected in February 2015.